CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

8.	CONVERTIBLE NOTES PAYABLE

As of December 31, 2025 and December 31, 2024, the Company had convertible debt outstanding, net of amortized debt discount, of $118,295 and $105,000, respectively. Debt discounts associated with the convertible debt at December 31, 2025 were $131,705 and there was no debt discounts associated with the convertible debt at December 31, 2024. Due to the short time period between issuance and December 31, 2025, $0 amortization of debt discounts was recorded for the year ended December 31, 2025. For the year ended December 31, 2024, the Company recorded amortization of debt discounts of $24,821.

During the year ended December 31, 2025, the Company received $200,000 in proceeds from convertible notes and no interest was repaid. During the year ended December 31, 2025, the Company converted $154,049 in principal and accrued interest and $1,500 in conversion cost into 64,165 shares of common stock. The Company recognized $145,871 of additional paid-in capital to adjust the fair value for the debt settlement during the year ended December 31, 2025.

During the year ended December 31, 2024, the Company made payments on outstanding principal and interest of $105,080 and $122,780, respectively. During the year ended December 31, 2024, the Company converted $680 in accrued interest and $1,000 in conversion cost into 1,222 shares of common stock. The Company recognized $1,679 of additional paid-in capital to adjust fair value for the debt settlement during the year ended December 31, 2024.

On June 11, 2024, the Company entered into a settlement agreement and release of claims with the holder of certain notes (see below and also Note 7. Notes and Loans Payable for further details). Pursuant to the settlement agreement and release of claims, the holder agreed to cancel these notes in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000. Additionally, during the year ended December 31, 2024, the Company exchanged certain notes for the issuance of 938,908 shares of series Y senior convertible preferred stock to the noteholder. See also Note 9. Capital Stock.

Convertible notes as of December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
Convertible notes payable	$250,000	$105,000
Discounts on convertible notes payable	(131,705)	–
Total convertible debt less debt discount	118,295	105,000
Current portion	118,295	105,000
Long-term portion	$–	$–

On September 12, 2016, the Company issued a convertible promissory note in the principal of $80,000 for services rendered, which matured on September 12, 2017. In May of 2024, the $58,846 total outstanding principal and interest was paid in full.

On January 24, 2017, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on January 24, 2018. On August 26, 2025, the total outstanding principal and accrued interest of $154,049 of this tranche was converted into 64,165 shares of the Company’s common stock. On February 10, 2023, the Company executed a second tranche under this note in the principal amount of $50,000. In May of 2024, $63,513 of outstanding principal and interest on this tranche was paid in full. On March 30, 2023, the Company executed a third tranche under this note in the principal amount of $25,000. On August 11, 2023, the Company executed a fourth tranche under this note in the principal amount of $25,000. As of December 31, 2025, the outstanding principal amount is $50,000 and accrued interest is $23,370. This note is currently in default and accrues interest at a default interest rate of 20% per annum. At the sole option of the holder, the holder may convert the outstanding principal amount, or any portion of the principal amount, and any accrued interest, in whole or in part, into shares of the Company’s common stock. The conversion price is $0.25 per share or 50% of the lowest closing price on the primary trading market on which the Company’s common stock is quoted for the last ten trading days immediately prior to but not including the conversion date, whichever is lower.

On May 10, 2019, the Company issued a convertible promissory note in the principal amount of $150,000. On November 8, 2019, this note was purchased by and assigned to an unrelated party. The amount assigned was the existing principal amount of $150,000 and accrued interest of $5,918, which was issued as a new note, plus a new convertible promissory note in the principal amount of $62,367. On September 3, 2020, the Company issued a convertible promissory note in the principal amount of $200,000 to the same holder, with an original issue discount of $50,000, which could be drawn in several tranches. On September 3, 2020, the Company executed the first tranche in the principal amount of $67,000, less an original issue discount of $17,000, which matured on June 30, 2021. On November 2, 2020, the Company executed the second tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on August 31, 2021. On December 29, 2020, the Company executed the third tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on September 30, 2021. On June 11, 2024, the Company entered into a settlement agreement and release of claims with the holder. Pursuant to the settlement agreement and release of claims, the holder agreed to cancel these notes, along with the cancellation of their shares of series R preferred stock, in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000. See Note 7. Notes and Loans Payable for further details.

On September 22, 2022, the Company issued a convertible promissory note in the principal amount of $2,600,000 in exchange for a total of $4,791,099 of defaulted promissory notes balances. On November 4, 2022, the Company executed a second tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667. On November 28, 2022, the Company executed the third tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667. On December 21, 2022, the Company executed a fourth tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667. On January 24, 2023, the Company executed a fifth tranche under this note in the principal amount of $90,166, less an original issue discount and fee of $25,166. On March 21, 2023, the Company executed a sixth tranche under this note in the principal amount of $136,666, less an original issue discount and fee of $39,166. On June 5, 2023, the Company executed a seventh tranche under this note in the principal amount of $136,667, less original issue discount and fee of $39,167. On June 13, 2023, the Company executed an eighth tranche under this note in the principal amount of $21,167, less original issue discount and fee of $5,167. On July 19, 2023, the Company executed a ninth tranche under this note in the principal amount of $35,500, less an original issue discount and fee of $8,875. On July 24, 2023, the Company executed a tenth tranche under this note in the principal amount of $14,000, less an original issue discount and fee of $3,500. On December 1, 2023, the Company executed an amendment to extend the maturity date to September 20, 2024. All of the tranches matured in one year from the note issuance date and accrued interest at a rate of 10% per annum. On April 11, 2024, the Company issued 938,908 shares of series Y senior convertible preferred stock in exchange for the settlement of the principal and interest in full on these notes. See also Note 9. Capital Stock.

On August 25, 2023, the Company issued a twelve-month convertible promissory note in the principal amount of $5,000 to the Company’s Chief Executive Officer for the Company’s operating expenses. The rate of interest is 10% per annum. In August of 2024, the remaining outstanding principal and interest of $5,501 was paid in full.

In December 2025, the Company entered into loan agreements with two accredited investors, pursuant to which the Company issued to such investors (i) convertible promissory notes in the aggregate principal amount of $200,000, (ii) warrants for the purchase of an aggregate of 66,667 shares of common stock and (iii) 6,667 shares of common stock for total gross and net proceeds of $200,000. The Company concluded that the notes, warrants and common shares represent freestanding financial instruments issued as a single financing unit and, accordingly, allocated the total transaction proceeds to each instrument based on their relative fair values. The fair value of the warrants was estimated using the Black-Scholes option pricing model, and the fair value of the common shares was based on the quoted market price on the issuance date. The aggregate amount allocated to the warrants and common shares was recorded as a debt discount and is being amortized to interest expense over the contractual term of the notes. These notes accrue interest at a rate of twelve percent (12%) per annum, payable in shares of common stock, cash or a combination thereof at our option quarterly commencing on April 1, 2026, with all principal and accrued interest being due and payable one (1) year after issuance. The Company may prepay the principal and accrued interest at any time without penalty upon fifteen (15) days’ notice. These notes are unsecured and contain customary events of default for a loan of this type. These notes are convertible into shares of common stock at a conversion price of $3.00 (subject to standard adjustments in the event of any stock splits, stock combinations, dividends paid in common stock, stock reclassifications or similar transactions). As of December 31, 2025, the outstanding balance of these notes is $200,000 and they have accrued interest of $499. See also Note 9. Capital Stock and Note 10. Warrants.